Selected quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial data (unaudited)
Summary of unaudited quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal 2011
Net sales	$110	$48	$—	$94
Gross profit	$73	$27	$—	$61
Operating loss	$(913)	$(1,049)	$(1,194)	$(1,113)
Net loss	$(909)	$(1,044)	$(1,188)	$(1,109)
Basic and diluted net loss per share	$(0.06)	$(0.07)	$(0.08)	$(0.07)
Fiscal 2010
Net sales	$—	$48	$59	$116
Gross profit	$—	$29	$37	$80
Operating loss	$(1,199)	$(5,875)	$(736)	$(891)
Net loss	$(3,485)	$(5,871)	$(733)	$(803)
Basic and diluted net loss per share	$(0.27)	$(0.43)	$(0.05)	$(0.06)
Fiscal 2009
Operating loss	$(1,022)	$(892)	$(939)	$(930)
Net loss	$(1,125)	$(816)	$(1,279)	$(117)
Basic and diluted net loss per share	$(0.14)	$(0.07)	$(0.10)	$(0.01)